Related party disclosures (Details 2) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Gonzalo Guerrero Yamamoto [Member]
Related party disclosures [Line Items]
Description Of Tax ID	10.581.580-8
Nature	Chairman / director
Country	Chile
Transaction	Services – Supplier
Services received, related party transactions	$ 20
Universidad del Desarrollo [Member]
Related party disclosures [Line Items]
Description Of Tax ID	71.644.300-0
Nature	Chairman / director
Country	Chile
Transaction	Services – Supplier
Services received, related party transactions	$ 125
Universidad Tecnológica de Chile [Member]
Related party disclosures [Line Items]
Description Of Tax ID	72.012.000-3
Nature	Chairman / director
Country	Chile
Transaction	Services – Supplier
Services received, related party transactions	$ 41
Sociedad Periodística El Libero [Member]
Related party disclosures [Line Items]
Description Of Tax ID	76.389.727-3
Nature	Shareholders
Country	Chile
Transaction	Services – Supplier
Services received, related party transactions	$ 0
Link Capital Partners SpA [Member]
Related party disclosures [Line Items]
Description Of Tax ID	76.825.265-3
Nature	Family of director
Country	Chile
Transaction	Services – Supplier
Services received, related party transactions	$ 224
Proveedora Industrial Arrigoni [Member]
Related party disclosures [Line Items]
Description Of Tax ID	76.839.170-k
Nature	Director in common
Country	Chile
Transaction	Services – Supplier
Services received, related party transactions	$ 5
El Mercurio S.A.P. [Member]
Related party disclosures [Line Items]
Description Of Tax ID	90.193.000-7
Nature	Family of director
Country	Chile
Transaction	Services – Supplier
Services received, related party transactions	$ 36
Emp. Nac. Telecomunicaciones S.A. [Member]
Related party disclosures [Line Items]
Description Of Tax ID	92.580.000-7
Nature	Family of director
Country	Chile
Transaction	Services – Supplier
Services received, related party transactions	$ 1,847
Entel PCS Telecomunicaciones S.A. [Member]
Related party disclosures [Line Items]
Description Of Tax ID	96.806.980-2
Nature	Family of director
Country	Chile
Transaction	Services – Supplier
Services received, related party transactions	$ 264
Banco de Chile [Member]
Related party disclosures [Line Items]
Description Of Tax ID	97.004.000-5
Nature	Director in common
Country	Chile
Transaction	Services – Supplier
Services received, related party transactions	$ 44,696
Cia. de Seg. de Vida Consorcio Nacional [Member]
Related party disclosures [Line Items]
Description Of Tax ID	99.012.000-5
Nature	Family of director
Country	Chile
Transaction	Services – Supplier
Services received, related party transactions	$ 71
Enaex S.A. [Member]
Related party disclosures [Line Items]
Description Of Tax ID	90.266.000-3
Nature	Director in common
Country	Chile
Transaction	Servicies – Client
Services received, related party transactions	$ 19
Emp. Nac. Telecomunicaciones S.A. [Member]
Related party disclosures [Line Items]
Description Of Tax ID	92.580.000-7
Nature	Family of director
Country	Chile
Transaction	Servicies – Client
Services received, related party transactions	$ 43
Norte Grande S.A.[Member]
Related party disclosures [Line Items]
Description Of Tax ID	96.529.340-K
Nature	Director in common
Country	Chile
Transaction	Lease
Lease	$ 135